SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE (Details) - HKD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Net profit/(loss) attributable to ordinary shareholders		$ 6,425,533	$ 7,088,874	$ (482,783)
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic		28,660,000	28,660,000	28,660,000
Diluted		29,660,000	29,660,000	29,660,000
Net (loss)/profit per Class A Ordinary Share – Basic		$ 0.22	$ 0.25	$ (0.02)
Diluted	[1]	$ 0.22	$ 0.24	$ (0.02)
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic		1,000,000	1,000,000	1,000,000
Diluted		1,000,000	1,000,000	1,000,000

[1]	The shares amounts are presented on a retroactive basis.